Income Taxes (Schedule of Income Tax Expense (Benefit) Differed from Amounts Computed by Applying Statutory Federal Income Tax Rate to Pretax Income (Loss)) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income tax expense (benefit) differed from the amounts computed by applying the statutory federal income tax rate to pretax income (loss), Amount
Federal tax at statutory rate	$ (11,437)	$ (4,078)	$ (4,947)
State tax, net of federal tax effect	(509)	(698)	(835)
R&D Credit	(85)	(280)
Change in valuation allowance	6,371	4,806	5,734
Non-deductible expenses	72	431	45
Unrealized Gain/Loss on warrant	5,605
Foreign	16	17
Other	(33)	(198)	3
Total tax expense
Income tax expense (benefit) differed from the amounts computed by applying the statutory federal income tax rate to pretax income (loss), Percentage
Federal tax at statutory rate	34.00%	34.00%	34.00%
State tax, net of federal tax effect	1.50%	5.80%	5.70%
R&D Credit	0.30%	2.30%
Change in valuation allowance	(18.90%)	(40.10%)	(39.40%)
Non-deductable expenses	(0.20%)	(3.60%)	(0.30%)
Unrealized Gain/Loss on warrant	(16.70%)
Foreign	(0.10%)	(0.10%)
Other	0.10%	1.60%
Total tax expense